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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   June  30, 2001


Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):          [   ]   is a restatement.
                                           [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Creedon Capital Management, LLC
Address:      123 Second Street, Suite 120
              Sausalito, California  94965


Form 13F File Number: 28-07674

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Goldstein
Title:   Chief Financial Officer
Phone:   415-332-0111

Signature, Place, and Date of Signing:

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
        /s/ David Goldstein                       Sausalito, California                    August 10, 2001
------------------------------------              ---------------------                    ---------------
             [Signature]                             [City, State]                            [Date]
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                              0
                                                      -----------
Form 13F Information Table Entry Total:                        65
                                                      -----------
Form 13F Information Table Value Total:                  $590,140
                                                      -----------
                                                      (thousands)




List of Other Included Managers:

None



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< Form 13F INFORMATION TABLE - Creedon Capital Management LLC (quarter ending 06/29/01

               COLUMN 1       COLUMN 2        COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
                                                                                                                    VOTING AUTHORITY
                              TITLE                                   SHRS
                               OF                         VALUE      OR PRN    SH/   PUT/  INVESTMENT  OTHER
      NAME OF ISSUER          CLASS             CUSIP    (X1000)     AMOUNT    PRN   CALL  DISCRETION  MANAGERS  SOLE   SHARED NONE
MAY & SPEH INC            SB NT CV 5.25%03    577777AA3   14,147   15,050,000  PRN            X                                X
AES TR III                PFD CV 6.75%        00808N202   11,944      175,000  SH             X                   X
AETHER SYS INC            SUB NT CV 6% 05     00808VAA3    5,182    8,637,000  PRN            X                                X
AKAMAI TECHNOLOGIES INC   SB NT CV 5.5%07     00971TAC5   16,565   34,155,000  PRN            X                                X
AKAMAI TECHNOLOGIES INC   SB NT CV 144A 07    00971TAA9    3,395    7,000,000  PRN            X                                X
AMERITRADE HLDG CORP      SUB NT CV5.75% 04   03072HAB5      540      750,000  PRN            X                                X
AMERITRADE HLDG CORP      SB NT CV 144A 04    03072HAA7      360      500,000  PRN            X                                X
ANTEC CORP                SUB NT CV 4.5% 03   03664PAB1    4,731    5,770,000  PRN            X                                X
AT HOME CORP              SUB NT CV 4.75% 06  045919AF4    9,443   26,600,000  PRN            X                                X
ATMEL CORP                SB CV ZRO 144A 21   049513AD6   10,438   25,000,000  PRN            X                                X
CHARMING SHOPPES INC      SB NT CV 7.5% 06    161133AA1    4,302    4,270,000  PRN            X                                X
CIENA CORP                NT CONV 3.75% 08    171779AA9   11,156   14,874,000  PRN            X                                X
SEACOR SMIT INC           SUBNTCV 5.375%06    811904AE1    2,303    2,132,000  PRN            X                                X
CHECKPOINT SYS INC        SB DB CV 5.25%05    162825AB9    3,146    2,860,000  PRN            X                                X
CELLSTAR CORP             SUB NT CONV 5%02    150925AC9    8,063   20,158,000  PRN            X                                X
COR THERAPEUTICS INC      SR NT CV 144A 06    217753AE2    3,000    3,000,000  PRN            X                                X
COR THERAPEUTICS INC      SUB NT CV 5%07      217753AD4   10,750   10,000,000  PRN            X                                X
CURAGEN CORP              SUB DEB CV 6% 07    23126RAC5      649      750,000  PRN            X                                X
CURAGEN CORP              SB DEB CV 144A07    23126RAA9    3,460    4,000,000  PRN            X                                X
CV THERAPEUTICS INC       SUB NT CV 4.75% 07  126667AB0   21,450   20,000,000  PRN            X                                X
CV THERAPEUTICS INC       SB NT CV 144A 07    126667AA2    4,826    4,500,000  PRN            X                                X
ECHOSTAR COMMUNICATIONS
  NEW                     SB NT CV 4.875% 07  278762AD1    5,588    6,000,000  PRN            X                                X
DIAMOND OFFSHORE
  DRILLING INC            SR DB CV 144A 31    25271CAD4   16,402   17,950,000  PRN            X                                X
E TRADE GROUP INC         SB NT CV 144A 08    269246AC8    1,690    2,000,000  PRN            X                                X
E TRADE GROUP INC         SUB NT CV 6%07      269246AB0    9,300   15,000,000  PRN            X                                X
E TRADE GROUP INC         SUB NT CV 144A07    269246AA2    3,100    5,000,000  PRN            X                                X
GENESCO INC               SUB NT CV 5.5% 05   371532AL6   11,769    7,350,000  PRN            X                                X
GLOBAL CROSSING LTD       PFD CONV 7%         G3921A142   16,533      170,000  SH             X                   X
GLOBAL CROSSING LTD       PFD CV 6.375%       G3921A126    8,441      196,305  SH             X                   X
HUMAN GENOME SCIENCES
  INC                     SB NT CV 3.75 % 07  444903AH1    9,213   11,100,000  PRN            X                                X
HUMAN GENOME SCIENCES
  INC                     SB NT CV 144A 07    444903AG3    4,897    5,900,000  PRN            X                                X
HUMAN GENOME SCIENCES
 INC                      SUB NT CV 5% 07     444903AF5   16,575   13,000,000  PRN            X                                X
HUTCHINSON TECHNOLOGY
 INC                      SB NT CV 6%05       448407AC0   19,123   20,183,000  PRN            X                                X
IMCLONE SYS INC           SUB NT CV 5.5%05    45245WAD1   20,289   17,453,000  PRN            X                                X
INHALE THERAPEUTIC SYS
 INC                      SB NT CV 3.5%07     457191AH7    2,720    4,000,000  PRN            X                                X
INHALE THERAPEUTIC SYS
 INC                      SUB NT CV 5% 07     457191AF1    1,766    2,150,000  PRN            X                                X
INTERLIANT INC            SB NT CV 7% 05      458742AB9    2,066    8,263,000  PRN            X                                X
INTERLIANT INC            SB NT CV 144A 05    458742AA1      750    3,000,000  PRN            X                                X
I2 TECHNOLOGIES INC       SUB NT CV 5.25%06   465754AF6    1,770    2,000,000  PRN            X                                X
K-MART FING I             PFD TRCV CV 7.75%   498778208   13,829      288,100  SH             X                   X
HMT TECHNOLOGY CORP       SB NT CV 5.75%04    403917AD9    4,351   30,007,000  PRN            X                                X
MERCURY INTERACTIVE CORP  SB NT CV 4.75%07    589405AB5    6,980    8,000,000  PRN            X                                X
NATIONAL AUSTRALIA BK LTD CAP UTS EXCHBL      632525309   36,800    1,150,000  SH             X                   X
OWENS ILLINOIS INC        PFD CONV $.01       690768502    2,094      125,000  SH             X                   X
OFFSHORE LOGISTICS INC    SUB NT CV 6%03      676255AF9    5,390    5,310,000  PRN            X                                X
ORBITAL SCIENCES CORP     SUB NT CV 5%02      685564AC0    4,245    6,607,000  PRN            X                                X
PROVINCE HEALTHCARE CO    SB NT CV 4.5%05     743977AC4    2,168    1,944,000  PRN            X                                X
PROVINCE HEALTHCARE CO    SB NT CV 144A05     743977AA8       63       56,000  PRN            X                                X
RATIONAL SOFTWARE CORP    SUB NT CONV 5%07    75409PAC7    6,733    6,220,900  PRN            X                                X
READ RITE CORP            SUB NT CV 6.5%04    755246AA3    5,353    5,353,000  PRN            X                                X
SCI SYS INC               SUB NT CONV 3%07    783890AF3   18,745   23,000,000  PRN            X                                X
SEALED AIR CORP           PFD CV A S2         81211K209   13,203      325,000  SH             X                   X
SEPRACOR INC              SB CONV 5%07        817315AL8   16,120   23,278,000  PRN            X                                X
SEPRACOR INC              SUB DEB CONV 7%05   817315AH7   17,514   20,131,000  PRN            X                                X
SILICON GRAPHICS INC      SR NT CV 5.25%04    827056AC6    4,365   12,125,000  PRN            X                                X
SOLECTRON CORP            SR LYON ZERO 20     834182AK3    5,000   10,000,000  PRN            X                                X
SOLECTRON CORP            LYON ZERO CPN 20    834182AL1   30,100   70,000,000  PRN            X                                X
SENSORMATIC ELECTRS CORP  PFD CV DEP 1/10     817265804    6,439      255,000  PRN            X                   X
STMICROELECTRONICS N V    SUB LYON ZERO 09    861012AB8   53,841   52,020,000  PRN            X                                X
SOVEREIGN CAP INC         UNIT EX 111229      845905306   15,025      200,000  SH             X                   X
VIROPHARMA INC            SB NT CV 6%07       928241AC2    1,956    3,500,000  PRN            X                                X
WESTERN DIGITAL CORP      SB DB CV ZERO 18    958102AH8    5,660   16,405,000  PRN            X                                X
WESTERN DIGITAL CORP      SD CV ZERO 144A 18  958102AF2    1,725    5,000,000  PRN            X                                X
WESTERN GAS RES INC       PFD CONV $2.625     958259301    3,173       64,900  SH             X                   X
XO COMMUNICATIONS INC     SB NT CV 144A 09    983764AA9    7,480   34,000,000  PRN            X                                X

